Note 25 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares	Amount

January 1, 2020	10,763,041	56,065
Shares issued:
- share-based payment - employees (note 1(a))	25,553	216
- options exercised	5,000	30
- equity raise*	597,963	12,538
- Blanket shares purchased from Fremiro (note 5)	727,266	5,847
December 31, 2020	12,118,823	74,696
Shares issued:
- options exercised	18,000	165
- equity raise#	619,783	7,806
December 31, 2021	12,756,606	82,667